Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 17, 2017
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and

Summary Prospectuses, as applicable

* * *

Transamerica Small/Mid Cap Value

Effective immediately, the second paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for Transamerica Small/Mid Cap Value and the second paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Small/Mid Cap Value” section of the Prospectus are replaced in their entirety with the following:

The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index and the Russell Midcap Index respectively, or within the range of the Russell 2500TM Index[1], whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change. As of December 31, 2016, the market capitalization range of securities comprising the Russell 2000® Index was between $21 million and $10.6 billion, the market capitalization range of securities comprising the Russell Midcap Index was between $644 million and $57.5 billion, and the market capitalization range of securities comprising the Russell 2500TM Index was between $21 million and $17.9 billion.

* * *

Investors Should Retain this Supplement for Future Reference

May 24, 2017

Transamerica Small/Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and

Summary Prospectuses, as applicable

* * *

Transamerica Small/Mid Cap Value

Effective immediately, the second paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for Transamerica Small/Mid Cap Value and the second paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Small/Mid Cap Value” section of the Prospectus are replaced in their entirety with the following:

The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index and the Russell Midcap Index respectively, or within the range of the Russell 2500TM Index[1], whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change. As of December 31, 2016, the market capitalization range of securities comprising the Russell 2000® Index was between $21 million and $10.6 billion, the market capitalization range of securities comprising the Russell Midcap Index was between $644 million and $57.5 billion, and the market capitalization range of securities comprising the Russell 2500TM Index was between $21 million and $17.9 billion.

* * *

Investors Should Retain this Supplement for Future Reference

May 24, 2017